Shareholder Report, Line Graph (Details) 192681_Center Coast Brookfield Midstream Focus Fund_Class I_TSR SemiAnnual {Class I} - USD ($)											6 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 2,025,104	$ 1,496,608	$ 1,137,480	$ 1,162,671	$ 808,475	$ 451,917	$ 1,185,518	$ 1,017,548	$ 1,257,337	$ 1,000,000		$ 2,380,966
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	3,191,286	2,948,024	2,269,786	2,459,898	2,127,097	1,360,457	1,462,509	1,335,668	1,171,723	1,000,000		3,759,445
Alerian MLP Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Alerian MLP Index
Accumulated Value	2,498,151	2,031,195	1,466,975	1,278,936	936,565	461,058	1,180,686	1,025,673	1,283,218	1,000,000		2,845,934
Alerian Midstream Energy Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Alerian Midstream Energy Select Index
Accumulated Value	$ 3,100,603	$ 2,270,784	$ 1,755,250	$ 1,785,633	$ 1,260,183	$ 687,159	$ 1,361,787	$ 1,174,721	$ 1,378,748	$ 1,000,000		$ 3,815,753
Alerian Midstream Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Alerian Midstream Energy Index